Commitments - Operating Lease (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Future minimum annual operating lease payments
2018			$ 190
2019	$ 1,043		48
Total future operating lease payments	2,043		238
Rent expense
Rent expense	$ 100	$ 100	$ 184	$ 127	$ 123